Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Note 12 - Cash and cash equivalents
	December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Cash in bank	18,546	72,965	5,269
Short-term bank deposits	132,061	122,753	37,517
	150,607	195,718	42,786